Description of Business - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended			1 Months Ended	12 Months Ended	9 Months Ended
	Jul. 24, 2014	Jul. 14, 2014	Jun. 27, 2014	Apr. 30, 2013	Dec. 31, 2014 Vessel Tanker	Dec. 31, 2013	Jun. 30, 2014
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of shuttle tankers to be acquired					4
Initial public offering completion date					Apr. 15, 2013
Percentage of ownership interests to be acquired by Partnership in four shuttle tankers					100.00%
Ownership percentage of limited liability company				49.00%
Ownership description					the Partnership acquired a 100% ownership interest in KNOT Shuttle Tankers AS, a wholly owned subsidiary of KNOT, which as of February 27, 2013 directly or indirectly owned (1) 100% of Knutsen Shuttle Tankers XII KS, the owner of the Recife Knutsen and the Fortaleza Knutsen, (2) 100% of Knutsen Shuttle Tankers XII AS, the general partner of Knutsen Shuttle Tankers XII KS, and (3) the Windsor Knutsen and the Bodil Knutsen and all of their related charters, inventory and long-term debt. In establishing the new KNOT Shuttle Tankers AS structure, KNOT formed three new Norwegian subsidiaries, which acquired 90% of Knutsen Shuttle Tankers XII KS, 100% of the Windsor Knutsen and 100% of the Bodil Knutsen, respectively.
Percentage of limited liability company					100.00%
Percentage of interest held by general partner			2.00%		2.00%
Issuance of additional partnership common units			690,000
Option to purchase additional common units	490,000	150,000
Capital contributions by general partner			$ 2.7		$ 0.4
Number of operating vessels					8
Bodil Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Ownership percentage of limited liability company					30.00%
Time charters expiration year					2016
Time charterer options extension year					2019
Recife Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Bareboat charters expiration year					2023
Fortaleza Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Bareboat charters expiration year					2023
Carmen Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year					2018
Time charterer options extension year					2021
Dan Cisne [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Bareboat charters expiration year					2023
IPO Administration Cost [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common units issued to public				8,567,500
Percentage of incentive distribution rights					100.00%
Common units sold pursuant to the full exercise of underwriters' options				1,117,500	1,117,500
Gross proceeds from IPO				179.9	179.9
Subordinated Units [Member] | IPO Administration Cost [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common units issued to public					8,567,500
Percentage of limited liability company					49.00%
General Partner Unit [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of interest held by general partner				2.00%	2.00%
General Partner Unit [Member] | IPO Administration Cost [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of interest held by general partner					2.00%
Common Units [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common units sold pursuant to the full exercise of underwriters' options					640,000	1,117,500
Issuance of additional partnership common units			690,000
Common Units [Member] | IPO Administration Cost [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common units issued to public					8,567,500
Percentage of limited liability company					49.00%
Partnership Units [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common units issued to public			4,600,000
Percentage of general partner interest			2.00%
KNOT Offshore Partners UK LLC [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Ownership percentage of limited liability company					100.00%
Hilda Knutsen And Torill Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Net proceeds from offering and option exercises							144.0
Capital contributions by general partner							$ 3.0
Time charters expiration year					2018
Time charterer options extension year					2023